Common Stock (Details Narrative) (USD $)	3 Months Ended		12 Months Ended	50 Months Ended			1 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Apr. 30, 2013	Jul. 31, 2013	Apr. 30, 2012	May 30, 2009 Founder [Member]	Feb. 28, 2009 Private Investors [Member]	Feb. 08, 2010 Private Investors [Member]
Common stock, Issued	4,500,000		4,500,000	4,500,000	4,500,000	3,600,000		900,000
Common Stock Value	$ 450		$ 450	$ 450	$ 450	$ 360		$ 900
Sale of stock price per share								$ 0.001
Gross proceeds				$ 1,260			$ 900